SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due in 2013	$ 5,000,000
Due in 2014	750,000
Due in 2015	14,000,000
Due in 2016	0
Due in 2017	10,000,000
Thereafter	30,777,208
Long-term debt	60,527,208	60,576,595
Fixed Rate [Member]
Due in 2013	5,000,000
Due in 2014	750,000
Due in 2015	14,000,000
Due in 2016	0
Due in 2017	10,000,000
Thereafter	10,777,208
Long-term debt	40,527,208
Fixed Rate Convertible [Member]
Due in 2013	0
Due in 2014	0
Due in 2015	0
Due in 2016	0
Due in 2017	0
Thereafter	10,000,000
Long-term debt	10,000,000
Variable Convertible Rate [Member]
Due in 2013	0
Due in 2014	0
Due in 2015	0
Due in 2016	0
Due in 2017	0
Thereafter	10,000,000
Long-term debt	$ 10,000,000